Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
The Frontier Economic Fund
Shareholder Report [Line Items]
Fund Name	The Frontier Economic Fund
Class Name	The Frontier Economic Fund
Trading Symbol	AKAF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Frontier Economic Fund for the period of June 25, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://thealaskaetf.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://thealaskaetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
The Frontier Economic Fund	$16	0.20%
[1],[2]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.20%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Frontier Economic Fund (the “Fund”) seeks to track the total return performance, before fees and expenses, of The Alaska Last Frontier Net Total Return Index (the “Index”). The Index is a rules-based strategy index comprised of U.S. and non-U.S. listed equity securities of companies and master limited partnerships that have exposure to the State of Alaska through their engagement in “Alaskan Business Activities,” as determined by the Index methodology.
Performance during the fiscal period reflected a favorable combination of sector specific tailwinds and company level outcomes, resulting in strong absolute and relative returns for the Fund. Significant positive contributions from precious metals-related holdings such as Kinross Gold Corporation, Hecla Mining Company, and Barrick Mining Corporation were influenced by higher gold and silver prices, increased investor interest in hard asset exposure, and company specific developments, which supported gains despite relatively modest average weightings. These strengths more than offset weaker performance in select energy exploration, consumer, and transportation related holdings, where results were influenced by project specific risks, shifts in demand conditions, and equity market reassessments. Declines in holdings such as Pantheon Resources Plc, DoorDash, Inc., and Uber Technologies, Inc. reflected these more idiosyncratic factors rather than broad market trends. Overall, the period was characterized by pronounced dispersion across sectors and issuers, with the Fund’s positive performance driven primarily by security specific contributions within a supportive thematic backdrop.

Top Contributors
↑	Kinross Gold Corporation
↑	Hecla Mining Company
↑	Barrick Mining Corporation

Top Detractors
↓	Pantheon Resources PLC
↓	DoorDash, Inc. - Class A
↓	Uber Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (06/25/2025)
The Frontier Economic Fund NAV	34.72
S&P Composite 1500 TR	14.25
The Alaska Last Frontier Total Return Index	35.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://thealaskaetf.com/ for more recent performance information.
Net Assets	$ 2,976,100
Holdings Count | $ / shares	147
Advisory Fees Paid, Amount	$ 3,152
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$2,976,100
Number of Holdings	147
Net Advisory Fee	$3,152
Portfolio Turnover	29%
30-Day SEC Yield	1.18%
30-Day SEC Yield Unsubsidized	1.18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Sectors	(% of Net Assets)
Industrials	34.8%
Consumer Discretionary	18.2%
Energy	15.6%
Materials	13.9%
Consumer Staples	5.0%
Information Technology	4.1%
Health Care	2.8%
Communication Services	2.7%
Financials	2.4%
Cash & Other	0.5%

Top 10 Issuers	(% of Net Assets)
DoorDash, Inc.	2.2%
Uber Technologies, Inc.	2.1%
ConocoPhillips	2.1%
Exxon Mobil Corp.	2.1%
United Parcel Service, Inc.	2.0%
FedEx Corp.	2.0%
SLB Ltd.	2.0%
Royal Caribbean Cruises Ltd.	2.0%
Coeur Mining, Inc.	1.5%
Hecla Mining Co.	1.4%

Updated Prospectus Web Address	https://thealaskaetf.com/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.